Income Taxes - Schedule of Open Tax Year for Examination By Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2017
NEW ZEALAND | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2013
NEW ZEALAND | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2017
BOLIVIA | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2013
BOLIVIA | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2017
UNITED STATES | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2014
UNITED STATES | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2017
CANADA | Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2015
CANADA | Latest Tax Year
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2017